Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	11,215,000
Proposed Maximum Offering Price per Unit	45.83
Maximum Aggregate Offering Price	$ 513,983,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,981.11
Offering Note	a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.01 per share ("Common Stock"), of Solstice Advanced Materials Inc. (the "Company") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this registration statement. b. Represents shares of Common Stock that may be offered or delivered pursuant to the 2025 Stock Incentive Plan of Solstice Advanced Materials Inc. and its Affiliates. c. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on The Nasdaq Stock Market LLC as reported on October 24, 2025.